Guarantees and Contingent Liabilities - Future Minimum Payments Under Capital Leases and Noncancelable Operating Leases (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Capital Leases
Capital Leases, 2016	$ 14
Capital Leases, 2017	13
Capital Leases, 2018	13
Capital Leases, 2019	11
Capital Leases, 2020	10
Capital Leases, Thereafter	42
Total minimum capital lease payments	103
Less amount representing interest	35
Present value of net minimum capital lease payments	68
Operating Leases
Operating Leases, 2016	265
Operating Leases, 2017	242
Operating Leases, 2018	203
Operating Leases, 2019	166
Operating Leases, 2020	126
Operating Leases, Thereafter	471
Total minimum operating lease payments	$ 1,473